Basis of Preparation of the Consolidated Financial Statements (Policies)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Statement of compliance with the International Financial Reporting Standards (IFRS) and bases of preparation of these financial statements

2.1 Statement of compliance with the International Financial Reporting Standards (IFRS) and bases of preparation of these financial statements

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These Consolidated financial statements comprehensively recognize the effects of variations in the purchasing power of currency through the application of the method to restate financial statements in constant currency established by the International Accounting Standard 29 (“IAS 29”).

For comparative purposes, these Consolidated financial statements include figures and other details corresponding to the fiscal years ended on December 31, 2017 and 2016, which are an integral part of the above-mentioned Consolidated financial statements and are presented in order for them to be solely interpreted in conformity with the figures and other details corresponding to this fiscal year. These figures have been restated in this fiscal year’s end-of-period currency in the manner described in the following paragraph, in order to permit comparability and without such restatement modifying the decisions made on the basis of the financial information for the previous fiscal year.

These consolidated financial statements have been approved by the Board of Directors in the meeting held on April 25, 2019.

Financial information presented in constant currency

2.2 Financial information presented in constant currency

Inflation levels in Argentina have been high these past years and the inflation rate accumulated over these past three years has exceeded 100% without the expectation of a significant decrease in the short-term. In addition, the presence of high-inflation qualitative indicators set forth in the International Accounting Standard No. 29 (IAS 29) showed concurrent evidence. For all these reasons on September 29, 2018, The Argentine Federetion of Professional Councils in Economic Sciences (FACPCE) issued its Resolution JG No. 539/18, approved by Professional Council in Economic Sciences of the City of Buenos Aires (CPCECABA) pursuant to the Resolution of the Board No. 107/18, setting forth, amongst other matters, that Argentina must be considered a hyperinflationary economy in the terms of professional accounting standards starting on July 1, 2018, in line with the opinion of international organizations.

IAS 29 sets forth that given a high inflation context, financial statements must be presented in a current unit of measurement, that is, in constant currency as of the end of the period being reported. This notwithstanding, the Company could not file its restated financial statements because Decree No. 664/03 of the Argentine Executive Branch prohibited governmental agencies (including the Argentine Securities Commission) from receiving financial statements adjusted to reflect the effects of inflation.

Pursuant to Law No. 27,468, published on December 4, 2018 in Argentina’s Official Gazette, the Argentine Executive Branch’s Decree 1269/02 and the decrees that later on modified it (including the Argentine Executive Branch’s Decree No. 664 already mentioned) were repealed. The provisions under Law No. 27,468 came into force on December 28, 2018, which was the date of publication of the Argentine Securities Commission (CNV) General Resolution No. 777/18, which established that the annual financial statements for interim and special periods coming to a close as from December 31, 2018, inclusive, must be filed with such oversight agency in constant currency.

In accordance with IAS29, the amounts in the financial statements that have not been stated in currency current as at the end of the reporting period must be restated by application of a general price index. To that end and in the manner established in FACPCE’s Resolution JG No. 539/18, coefficients have been applied that are calculated on the basis of indices published by the Federation, resulting from combining national consumer prices published by INDEC starting on January 1, 2017 and, looking back, domestic wholesale prices (IPIM) prepared by said Institute or, if none is available, consumer price indices published by the General Directorate of Statistics and Censuses in the Autonomous City of Buenos Aires. The variation in the index applied to restate these financial statements has been 47.65% in the fiscal year ended on December 31, 2018 and 24.80% in the preceding fiscal year.

Also, the Company applied the provisions of the guide issued by the FACPCE to apply IAS 29 in the first application of such standard.

Applicable accounting standards

The consolidated financial statements have been prepared on a historical cost basis, which has been restated in end-of-period currency in the case of non-monetary items, except for the revaluation of certain non-current assets and financial instruments, which are measured at the revalued amount or at fair value at the end of each fiscal year. Broadly speaking, historical cost stems from the fair value of the consideration given in exchange for the assets.

Fair value is the price that would be received if an asset were sold or the price that would be paid if a liability were transferred in a transaction ordered between market participants as of the date of measurement, irrespective of whether such price is directly observable or estimated using another valuation technique. Upon estimating the fair value of an asset or a liability, the Group takes into consideration the characteristics of the asset or the liability when market participants do take these features into consideration when valuing the asset or the liability at the date of measurement. Fair value for purposes of measurement and/or disclosure in these consolidated financial statements is determined on that basis, except for the transactions consisting in share-based payments that are within the scope of IFRS 2, lease transactions within the scope of IAS 17 and the measurements that have certain points in common with fair value but are not fair value such as net realization value in IAS2 or value in use in IAS36.

Besides, for financial reporting purposes, fair value measurements are categorized as Level 1, 2 or 3 on the basis of the degree to which fair value measurement inputs are observable and the impact of inputs for fair value measurements overall, which are described below:

•	Level 1 inputs are (unadjusted) quoted prices in active markets for identical assets or liabilities that the entity can access at the measurement date.

•	Level 2 inputs are inputs other than quoted market prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•	Level 3 inputs are unobservable inputs for the asset or liability.

Current and non-current classification

Current and non-current classification

The presentation in the statement of financial position makes a distinction between current and non-current assets and liabilities. Current assets and liabilities include assets and liabilities, which are realized or settled within the 12-month period from the end of the fiscal year.

Fiscal year-end

The Company’s fiscal year begins on January 1 and ends on December 31, each year.

Currency

Consolidated information attached is stated in Pesos ($), Argentine’s legal currency, based on the financial information of Loma Negra and its subsidiaries, presented in accordance with IFRS as issued by the International Accounting Standards Board (“IASB”).

Use of estimates

Use of estimates

The preparation of financial statements at a certain date requires the Management to make estimates and assessments affecting the amount of assets and liabilities recorded, contingent assets and liabilities disclosed at such date, as well as income and expenses recorded during the period. Actual future results might differ from the estimates and assessments made at the date of preparation of these consolidated financial statements.

The description of any significant estimates and accounting judgments made by Management in applying the accounting policies, as well as the main estimates and areas with greater degree of complexity and which require more critical judgments, are disclosed in Note 4.

The principal accounting policies are described below.

Application of new and revised International Financial Reporting Standards

Application of new and revised International Financial Reporting Standards

•	Adoption of new and revised standards

The Company has adopted all of the new and revised standards and interpretations issued by the IASB that are relevant to its operations and that are mandatorily effective at December 31, 2018. The application of these amendments has had no impact on the disclosures or amounts recognized in the Company´s consolidated financial statements.

New and amended IFRS Standards that are effective for the current year

Impact of initial application of IFRS 9 Financial Instruments

In the current year, the Group has applied IFRS 9 Financial Instruments (as revised in July 2014) and the related consequential amendments to other IFRS Standards that are effective for an annual period that begins on or after 1 January 2018. The transition provisions of IFRS 9 allow an entity not to restate comparatives. Accordingly the Group has elected not to restate comparatives in respect of the classification and measurement of financial instruments. The application of IFRS 9 does not have material impact on the Group´s consolidated financial statements.

Impact of initial application of IFRS 15 Revenue from Contracts with Customers

In the current year, the Group has applied IFRS 15 Revenue from Contracts with Customers (as amended in April 2016) which is effective for an annual period that begins on or after 1 January 2018. IFRS 15 introduced a 5-step approach to revenue recognition. The application of IFRS 15 does not have material impact on the Group´s consolidated financial statements.

In the current year, the Group has applied a number of amendments to IFRS Standards and Interpretations issued by the International Accounting Standards Board (IASB) that are effective for an annual period that begins on or after 1 January 2018. Their adoption has not had any material impact on the disclosures or on the amounts reported in these financial statements.

IFRIC 22 Foreign Currency Transactions and Advance Consideration

IFRIC 22 addresses how to determine the ‘date of transaction’ for the purpose of determining the exchange rate to use on initial recognition of an asset, expense or income, when consideration for that item has been paid or received in advance in a foreign currency which resulted in the recognition of a non-monetary asset or non-monetary liability (for example, a non-refundable deposit or deferred revenue). The Interpretation specifies that the date of transaction is the date on which the entity initially recognises the non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration. If there are multiple payments or receipts in advance, the Interpretation requires an entity to determine the date of transaction for each payment or receipt of advance consideration.

•	New accounting pronouncements

The Company has not applied the following new and revised IFRSs that have been issued but are not yet mandatorily effective:

IFRS 16	Leases[1]
IFRIC 23	Uncertainty over Income Tax Treatments[1]
IFRS 17	Insurance Contracts
Amendments to IFRS 9[1]	Prepayment Features with Negative Compensation
Amendments to IAS 28	Long-term Interests in Associates and Joint Ventures[1]
Amendments to IFRS 3 and11 and IAS 12 and 23	Annual improvements 2015-2017 Cycle[1]
Amendments to IAS 19	Employee benefits[1]
Amendments to IFRS 3[2]
Amendments to IAS 1 and IAS 8

Improvememts in the Conceptual Framework of IFRS Stnadards, including amendments to IFRS 2, IFRS 3, IFRS 6, IFRS 14, IAS 1, IAS 8, IAS 34, IAS 37, IAS 38, IFRIC 12, IFRIC 19, IFRIC 20 and IFRIC 22[2]

[1]	Effective for annual periods beginning on or after January 1, 2019.
[2]	Effective for annual periods beginning on or after January 1, 2020.

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In November 2009, the International Accounting Standards Board (IASB) issued IFRS 9, which introduced new requirements for the classification and measurement of financial assets. IFRS 9 was subsequently amended in October 2010 to include requirements for the classification and measurement of financial liabilities and for derecognition, and in November 2013 to include the new requirements for general hedge accounting. On July 24, 2014, the IASB published the final version of IFRS 9 ‘Financial Instruments’. IFRS 9, as revised in July 2014, introduces a new expected credit loss impairment model. The expected credit loss model requires an entity to account for expected credit losses and changes in those expected credit losses at each reporting date to reflect changes in credit risk since initial recognition. In other words, it is no longer necessary for a credit event to have occurred before credit losses are recognized. Also limited changes to the classification and measurement requirements for financial assets by introducing a ‘fair value through other comprehensive income’ (FVTOCI) measurement category for certain simple debt instruments.

Based on the analysis of the Company’s financial assets and financial liabilities as of December 31, 2018 on the basis of the facts and circumstances that exists at that date, the directors of the Company have performed a preliminary assessment of the impact of IFRS 9 to the Company’s consolidated financial statements as follows:

•	Classification and measurement: all financial assets and financial liabilities will continue to be measured on the same bases as is currently adopted under IAS 39

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Impairment: the Group expects to apply the simplified approach to recognize lifetime expected credit losses for is trade receivables, as required or permitted by IFRS 9. As regards to listed bonds, the directors of the Company consider that they have low credit risk given the credit rating. In relation to financial guarantees to related parties, the directors have assess that there is not an increase in the credit risk of these transactions

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Hedge accounting: the management of the Company does not anticipate that the application of the IFRS 9 Hedge accounting requirements will have a material impact on the Company’s consolidated financial statements

Based on these assessments, the directors do not anticipate that the application of IFRS 9 will have a material impact in the financial statements of the Company. It should be noted that the above assessment was made based on an analysis of the Company’s financial assets and financial liabilities as of December 31, 2018 on the bases of the facts and circumstances that existed at that date. This new standard is effective for periods beginning on or after January 1, 2018.

IFRS 16 issued in January 2016 specifies how issuers shall recognize, measure and disclose lease agreements in the financial statements. The standard sets forth that most of the lease agreements in lessees’ accounts are to be accounted for using a single model, suppressing the distinction between operating and financial leases. It also sets forth the duty to recognize the assets and liabilities corresponding to all the lease agreements except if the term of the lease is 12 months or less and/or except if the asset underlying the lease is low value. This notwithstanding, lessors’ accounts remain virtually unaltered and the distinction between operating and financial leases is kept.

IFRS 16 replaces IAS 17 and related interpretations. Besides, IFRS 16 enhances the information to be disclosed. IAS 17 does not demand recognition of rights of use or liabilities for future payments for these leases. If these agreements meet the criteria to be defined as leases under IFRS 16, the Company must recognize an asset for the right to use and a liability for them unless they can be classified as low value or short-term lease through the enforcement of IFRS 16. The standard comes into force for the annual periods starting on January 1, 2019 at the latest. Early enforcement is permitted if IFRS 15 has also been applied. The Company did not elect early enforcement and estimates an effect of more assets and liabilities for $296 million mainly as a result of leases of office space and office equipment.

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On June 7, 2017, the IASB published IFRIC 23 “Uncertainty over Income Tax Treatments”, which was developed by the IFRS Interpretations Committee to clarify the accounting for uncertainties in income taxes. The interpretation is to be applied to the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, when there is uncertainty over income tax treatments under IAS 12. The interpretation specifically considers:

•	Whether tax treatments should be considered collectively

•	Assumptions for taxation authorities’ examinations

•	The determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates

•	The effect of changes in facts and circumstances

The interpretation is effective for annual periods beginning on or after January 1, 2019. Early adoption is permitted. The management of the Company does not anticipate that the application of this interpretation will have a material impact on the Company’s consolidated financial statements. The Company has not opted for early application.

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The IFRS 17 establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts and supersedes IFRS 4 Insurance Contracts. The Standard outlines a General Model, which is modified for insurance contracts with direct participation features, described as the Variable Fee Approach. The General Model is simplified if certain criteria are met by measuring the liability for remaining coverage using the Premium Allocation Approach. Since the Company is not engaged in Insurance Industry, Management of the Company does not anticipate that the application of these standard will have impact on the Group´s Consolidated Financial Statements.

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On September 11, 2014, the IASB issued amendments to IFRS 10 and IAS 28. These amendments clarify the treatment of the sale or contribution of assets from an investor to its associate or joint venture, as follows:

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require full recognition in the investor’s financial statements of gains and losses arising on the sale or contribution of assets that constitute a business (as defined in IFRS 3 Business Combinations);

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require the partial recognition of gains and losses where the assets do not constitute a business, i.e. a gain or loss is recognized only to the extent of the unrelated investors’ interests in that associate or joint venture.

These requirements apply regardless of the legal form of the transaction, e.g. whether the sale or contribution of assets occurs by an investor transferring shares in any subsidiary that holds the assets (resulting in loss of control of the subsidiary), or by the direct sale of the assets themselves. On December 17, 2015, the IASB issued an amendment that defers the effective date of the September 2014 amendments to these standards indefinitely until the research project on the equity method has been concluded. Earlier application of the September 2014 amendments continues to be permitted.

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On October 12, 2017, the IASB published the amendment to IAS 28 “Long-term Interests in Associates and Joint Ventures”. This amendment clarifies that an entity applies IFRS 9 Financial Instruments to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture but to which the equity method is not applied.

The amendments are effective for periods beginning on or after 1 January 2019. Earlier application is permitted. The management of the Company does not anticipate that the application of this interpretation will have a material impact on the Company’s consolidated financial statements. The Company has not opted for early application.

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On October 12, 2017, the IASB published the amendment to IFRS 9 “Prepayment Features with Negative Compensation”. This amendment modifies the existing requirements in IFRS 9 regarding termination rights in order to allow measurement at amortized cost (or, depending on the business model, at fair value through other comprehensive income) even in the case of negative compensation payments. Under the amendments, the sign of the prepayment amount is not relevant, i. e. depending on the interest rate prevailing at the time of termination, a payment may also be made in favor of the contracting party effecting the early repayment. The calculation of this compensation payment must be the same for both the case of an early repayment penalty and the case of an early repayment gain.

The final amendments also contain (in the Basis for Conclusions) a clarification regarding the accounting for a modification or exchange of a financial liability measured at amortized cost that does not result in the derecognition of the financial liability. The IASB clarifies that an entity recognizes any adjustment to the amortized cost of the financial liability arising from a modification or exchange in profit or loss at the date of the modification or exchange. A retrospective change of the accounting treatment may therefore become necessary if in the past the effective interest rate was adjusted and not the amortized cost amount.

The amendments are effective for periods beginning on or after January 1, 2019. Earlier application is permitted. The management of the Company does not anticipate that the application of this interpretation will have a material impact on the Company’s consolidated financial statements. The Company has not opted for early application.

•	On December 12, 2017, the IASB issued amendments to the following standards as result of the IASB’s annual improvements 2015-2017 project:

•	IFRS 3 (Business combinations): clarifies that when an entity obtains control of a business that is a joint operation, it remeasures previously held interests in that business.

•	IFRS 11 (Joint arrangements): clarifies that when an entity obtains joint control of a business that is a joint operation, the entity does not remeasure previously held interests in that business.

•	IAS 12 (Income tax): clarifies that all income tax consequences of dividends (i.e. distribution of profits) should be recognized in profit or loss, regardless of how the tax arises.

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IAS 23 (Borrowing costs): clarifies that if any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalization rate on general borrowings.

The management of the Company does not anticipate that the application of these amendments will have a material impact on the Group’s consolidated financial statements. The amendments are all effective for annual periods beginning on or after January 1, 2019.

Basis of consolidation

2.3 Basis of consolidation

These consolidated financial statements include the consolidated financial position, results of operations and cash flows of the Company and its consolidated subsidiaries. Control is achieved where the company has the power over the investee; exposure, or rights, to variable returns from its involvement with the investee and the ability to use its power over the investee to affect the amount of the returns.

The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

When the Company has less than a majority of the voting rights of an investee, it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally. The Company considers all relevant facts and circumstances in assessing whether or not the Company’s voting rights in an investee are sufficient to give it power, including:

a)	the size of the Company’s holding of voting rights relative to the size and dispersion of holdings of the other vote holders;

b)	potential voting rights held by the Company, other vote holders or other parties;

c)	rights arising from other contractual arrangements; and

d)

any additional facts and circumstances that indicate that the Company has, or does not have, the current ability to direct the relevant activities at the time that decisions need to be made, including voting patterns at previous shareholders’ meetings.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company losses control of the subsidiary. Specifically, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated statement of profit or loss and other comprehensive income for since the date the Company gains control until the date when the Company ceases to control its subsidiary.

Profit or loss and each component of other comprehensive income are attributed to the owners of the Company and to the non-controlling interests. Total comprehensive income of subsidiaries is attributed to the owners of the Company and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group´s accounting policies.

Acquired companies are accounted for under the acquisition method whereby they are included in the consolidated financial statements from their acquisition date.

The income (loss) of subsidiaries acquired or disposed of are included in the consolidated statement of comprehensive income from the date of acquisition until the effective date of disposal, if applicable.

All intercompany transactions and balances between the Company and its subsidiaries have been eliminated in the consolidation process.

Detailed below are the subsidiaries whose financial statements have been included in these consolidated financial statements:

	Main activity	Place of incorporation and principal place of business	% of direct and indirect equity interest as of
			12-31-2018	12-31-2017	12-31-2016
Subsidiaries:
Cofesur S.A.U. (1)	Holding	Argentina	100.00	100.00	97.64
Ferrosur Roca S.A. (2)	Train cargo transportation	Argentina	80.00	80.00	78.12
Recycomb S.A.U.	Waste recycling	Argentina	100.00	100.00	100.00
Yguazú Cementos S.A. (3)	Manufacture and marketing of cement and construction materials	Paraguay	51.00	51.00	51.00

(1)

As of December 2016, Loma Negra C.I.A.S.A. had advance funds for the purchase of an additional equity interest of 2.36%. This acquisition needed to be authorized by the Argentine State. On March 6, 2017, the transaction aforementioned was finally approved.

(2)	Controlled directly by Cofesur S.A.U.
(3)

Company controlled due to the business combination under common control made on December 22, 2016 (note 16). As a result, the statement of financial position line items of Yguazú Cementos S.A. as of December 31, 2016 were included in the consolidated statement of financial position of the Company as of December 31, 2016; in the case of the consolidated statement of profit or loss and other comprehensive income, the equity in profit or loss of Yguazú Cementos S.A. is presented in the line “Share of profit (loss) of associates” in each of the years presented since the consolidation of results for the 10-day period from December 22, 2016 to December 31, 2016 was not material for the Company’s consolidated financial statements.

Summarized financial information in respect of each of the Group’s subsidiaries that has material non-controlling interests is set out below. The summarized financial information below represents amounts before intragroup eliminations.

a)	Yguazú Cementos S.A.

As of	12.31.2018	12.31.2017
Current assets (1)	1,278,327,160	730,825,333
Non-current assets	4,118,220,214	3,482,599,805
Current liabilities (2)	750,929,946	569,154,594
Non-current liabilities (2)	2,141,955,405	1,967,426,624
Equity attributable to the owners of the Company	1,276,909,432	855,218,394
Non-controlling interests	1,226,752,592	821,625,525

(1)	Includes 570,921,230 and 165,280,282 of cash and cash equivalents as of December 31, 2018 and December 31, 2017, respectively.
(2)	Includes the financial loans described in note 25.

The summarized figures presented for Yguazú Cementos S.A. as of December 31, 2018 (as a consolidated subsidiary) reflect the book values of the assets and liabilities (see Note 16.1) and adjustments to conform to the Company’s accounting policies.

For the year ended	12.31.2018	12.31.2017
Net revenue	2,341,209,828	1,701,773,301
Finance cost, net	(226,732,359)	(107,405,382)
Depreciation	(341,286,473)	(252,098,033)
Income tax	(31,734,545)	(18,184,484)
Profit for the year	355,108,341	325,840,272

For the year ended	12.31.2018	12.31.2017
Net cash generated by operating activities	580,112,372	414,108,341
Net cash used in investing activities	(79,747,134)	(82,487,836)
Net cash used in financing activities	(315,318,864)	(543,362,464)

b)	Ferrosur Roca S.A.

As of	12.31.2018	12.31.2017
Current assets	707,915,038	710,726,928
Non-current assets	1,808,071,617	1,917,145,118
Current liabilities	1,614,662,438	1,238,481,096
Non-current liabilities	121,151,045	486,220,086
Equity attributable to the owners of the Company	595,607,854	684,451,766
Non-controlling interests	145,901,963	171,112,942

For the year ended	12.31.2018	12.31.2017	12.31.2016
Net revenue	2,587,464,615	2,619,954,825	2,414,868,460
Finance costs, net	(90,551,880)	(23,085,904)	(88,780,125)
Depreciation	(377,618,154)	(278,544,476)	(254,637,141)
Income tax	143,552,241	(53,207,420)	(77,744,862)
Profit or (loss) for the year	(111,054,891)	(55,970,669)	74,648,200

For the year ended	12.31.2018	12.31.2017	12.31.2016
Net cash (used in) generated by operating activities	(173,232,788)	249,905,667	497,567,822
Net cash used in investing activities	(270,847,398)	(420,408,029)	(263,999,071)
Net cash (used in) generated by financing activities	438,763,277	166,865,291	(219,807,442)

2.3.1. Business combination between entities under common control

A business combination involving entities or businesses under common control is a business combination in which all of the combining entities or businesses are ultimately controlled by the same party or parties both before and after the business combination and the control is not transitory. The transactions between entities under common control are scoped out of IFRS 3 and there is no authoritative literature for these transactions under IFRS. As a result, the Group adopted an accounting practice in which the assets and liabilities of the acquired entity are recognized at the book values recorded in the ultimate parent entity’s consolidated financial statements. The components of equity of the acquired companies are added to the same components within Group equity except that any share capital and investments in the books of the acquiring entity is cancelled and the differences, if any, is adjusted in the Other capital adjustments. The Company has elected to not restate the information for any of the periods presented in its consolidated financial statements. In accordance with IAS 8, Management has adopted an accounting practice on which the predecessor basis of accounting is used to record the carrying amount of the net assets acquired.

2.3.2. Changes in the Group’s ownership interests in existing subsidiaries

Changes in the Group’s ownership interests in subsidiaries that do not result in the Group losing control over the subsidiaries are accounted for as equity transactions. The carrying amounts of the Group’s interests and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to owners of the Company.

When the Group loses control of a subsidiary, a gain or loss is recognized in profit or loss and is calculated as the difference between (i) the aggregate of the fair value of the consideration received and the fair value of any retained interest and (ii) the previous carrying amount of the assets (including goodwill), and liabilities of the subsidiary and any non-controlling interests. All amounts previously recognized in other comprehensive income in relation to that subsidiary are accounted for as if the Group had directly disposed of the related assets or liabilities of the subsidiary (i.e. reclassified to profit or loss or transferred to another category of equity as specified/permitted by applicable IFRSs). The fair value of any investment retained in the former subsidiary at the date when control is lost is regarded as the fair value on initial recognition for subsequent accounting under IAS 39, when applicable, the cost on initial recognition of an investment in an associate or a joint venture.

Revenue recognition

3.1 Revenue recognition

The group recognises revenue from the following major sourse:

•	Sales of goods

•	Services rendered

•	Income from dividends and interest income

Revenue is measured based on the consideration to which the Group expects to be entitled in a contract with a customer and excludes amounts collected on behalf of third parties. The Group recognises revenue when it transfers control of a product or service to a customer.

Sale of goods

3.1.1 Sale of goods

Revenue from the sale of goods is recognized at time all the following conditions are satisfied:

•	the Group has transferred to the buyer the significant risks and rewards of ownership of the goods;

•	the Group retains neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the goods sold;

•	the amount of revenue can be measured reliably;

•	it is probable that the economic benefits associated with the transaction will flow to the Group; and

•	the costs incurred or to be incurred in respect of the transaction can be measured reliably.

The amounts were restated through the application to the original amounts of the coefficients corresponding to the month of accrual following the adjustment procedure described in Note 2.2.

Services rendered

3.1.2 Services rendered

Transportation revenues are recognized at the time the service is provided.

The amounts were restated by application to the original amounts of the coefficients corresponding to the month of accrual by application of the adjustment mechanism described in Note 2.2.

Income from dividends and interest income

3.1.3 Income from dividends and interest income

Where they exist, income from investment dividends are recognized after the shareholders’ rights to receive payment thereof are established (provided there is a probability that the economic benefits will flow to the company and the ordinary revenues may be reliably measured).

Interest income was recognized after determining the probability that the Group should receive the economic benefits associated with the transaction and that the amount thereof should be reliably measured. Interest income was recorded on a short-term basis with reference to the principal outstanding and the applicable effective interest rate, which is the discount rate that perfectly matches the cash flows receivable or payable estimated over the expected life of the financial instrument with the net book value of financial assets or liabilities with regard to the initial recognition.

Financial income is presented net of the effects of inflation on the assets and liabilities that generated such income.

Goodwill

3.2 Goodwill

The Goodwill booked by the company corresponds to the acquisition of Recycomb S.A.U. and it is measured at cost restated in end-of-period currency in accordance with Note 2.2.

Goodwill, in accordance with the applicable standard at the time of recognition, corresponds to the amount of the transferred consideration, the amount of any non-controlling interest in the acquire and, where applicable, the fair value of the equity interest previously held in the acquire (if any), in excess of the net acquisition cost on the date of acquisition of the identifiable assets acquired and liabilities assumed.

Goodwill is not amortized but tested for impairment. For purposes of conducting the impairment test, goodwill is assigned to each of the Group’s cash generating units expected to benefit from the synergies of the relevant combination. The cash generating units to which goodwill is assigned are subject to annual, or more frequent, impairment tests, when there are indicators of impairment. If the recoverable amount of the cash generating unit is lower than the unit’s book amount, the impairment loss is firstly applied to reducing the carrying amount of goodwill assigned to the unit, and is then applied proportionately to the unit’s other assets. The carrying amount of each asset in the reporting unit is used as basis. The impairment loss recognized for goodwill is not reversed in any subsequent period.

Any impairment loss for goodwill is recognized directly in profit or loss.

On disposal of the relevant cash-generating unit, the attributable amount of goodwill is included in the determination of the profit or loss on disposal.

The Company has not recognized any impairment loss in the years ended December 31, 2018 and 2017.

The Group’s policy for goodwill arising on the acquisition of an associate is described at note 3.3.1 below.

Investments in associates

3.3.1 Investments in associates

An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those investees.

The results and assets and liabilities of associates are incorporated in these consolidated financial statements using the equity method of accounting, except when the investment, or a portion thereof, is classified as held for sale, in which case it is accounted for in accordance with IFRS 5. Under the equity method, an investment in an associate is initially recognized in the consolidated statement of financial position at cost and adjusted thereafter to recognize the Group’s share of the profit or loss and other comprehensive income of the associate. When the Group’s share of losses of an associate exceeds the Group’s interest in that associate (which includes any long-term interests that, in substance, form part of the Group’s net investment in the associate), the Group discontinues recognizing its share of further losses. Additional losses are recognized only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the associate.

An investment in an associate is accounted for using the equity method from the date on which the investee becomes an associate. On acquisition of the investment in an associate, any excess of the cost of the investment over the Group’s share of the net fair value of the identifiable assets and liabilities of the investee is recognized as goodwill, which is included within the carrying amount of the investment. Any excess of the Group’s share of the net fair value of the identifiable assets and liabilities over the cost of the investment, after reassessment, is recognized immediately in profit or loss in the period in which the investment is acquired.

The requirements of IAS 39 are applied to determine whether it is necessary to recognize any impairment loss with respect to the Group’s investment in an associate. When necessary, the entire carrying amount of the investment (including goodwill) is tested for impairment in accordance with IAS 36 Impairment of Assets as a single asset by comparing its recoverable amount (higher of value in use and fair value less costs of disposal) with its carrying amount, Any impairment loss recognized forms part of the carrying amount of the investment. Any reversal of that impairment loss is recognized in accordance with IAS 36 to the extent that the recoverable amount of the investment subsequently increases

The Group discontinues the use of the equity method from the date when the investment ceases to be an associate, or when the investment is classified as held for sale. When the Group retains an interest in the former associate and the retained interest is a financial asset, the Group measures the retained interest at fair value at that date and the fair value is regarded as its fair value on initial recognition in accordance with IAS 39. The difference between the carrying amount of the associate at the date the equity method was discontinued, and the fair value of any retained interest and any proceeds from disposing of a part interest in the associate is included in the determination of the gain or loss on disposal of the associate or joint venture. In addition, the Group accounts for all amounts previously recognized in other comprehensive income in relation to that associate or joint venture on the same basis as would be required if that associate had directly disposed of the related assets or liabilities. Therefore, if a gain or loss previously recognized in other comprehensive income by that associate or joint venture would be reclassified to profit or loss on the disposal of the related assets or liabilities, the Group reclassifies the gain or loss from equity to profit or loss (as a reclassification adjustment) when the equity method is discontinued.

When the Group reduces its ownership interest in an associate or a joint venture but the Group continues to use the equity method, the Group reclassifies to profit or loss the proportion of the gain or loss that had previously been recognized in other comprehensive income relating to that reduction in ownership interest if that gain or loss would be reclassified to profit or loss on the disposal of the related assets or liabilities.

Investment in other company

3.3.2 Investment in other company

It is an investment in a company where the Group has not significant influence.

Since this equity investment does not have a quoted market price in an active market and its fair value cannot be reliably measured such unquoted equity investment is measured at the cost restated at the end of the fiscal year minus the impairment losses identified at the end of each period being reported.

Leasing

3.4 Leasing

Leases are classified as finance leases whenever the terms of the lease substantially transferred all the risks and rewards of the ownership to lessee. All other leases are classified as operating leases.

The Group as lessor

Amounts due from lessees under finance leases are recognized as receivables at the amount of the Group’s net investment in the leases. Finance lease income is allocated to accounting periods so as to reflect a constant periodic rate of return on the Group’s net investment outstanding in respect of the leases.

Rental income from operating leases is recognized on a straight-line basis over the term of the relevant lease. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized on a straight-line basis over the lease term.

The Group as lessee

Assets held under finance leases are initially recognized as assets of the Group at their fair value at the inception of the lease or, if lower, at the present value of the minimum lease payments. The corresponding liability to the lessor is included in the consolidated statement of financial position as a finance lease obligation.

Lease payments are apportioned between finance expenses and reduction of the lease obligation so as to achieve a constant rate of interest on the remaining balance of the liability. Finance expenses are recognized immediately in profit or loss, unless they are directly attributable to qualifying assets, in which case they are capitalized in accordance with the Group´s general policy on borrowing costs. Contingent rentals are recognized as expenses in the periods in which they are incurred.

Operating lease payments are recognized as an expense on a straight-line basis over the lease term, except where another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed. Contingent rentals arising under operating leases are recognized as an expense in the period in which they are incurred. In the event that lease incentives are received to enter into operating leases, such incentives are recognized as a liability. The aggregate benefit of incentives is recognized as a reduction of rental expense on a straight-line basis, except where another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed.

Total future minimum payments stemming from operating leases that may not be cancelled as of December 31, 2018 amount to $ 36,830,396 up to a year and $ 171,437,429 from one to five years.

Foreign currency and functional currency

3.5 Foreign currency and functional currency

These consolidated financial statements are presented in Argentine pesos (legal currency of Argentina), which is also the functional currency (currency of the main economic environment in which a company operates) for all the companies with legal address in Argentina. In the case of the subsidiary Yguazú Cementos S.A., located in Paraguay, its functional currency is Guarani.

For purposes of presentation of these consolidated financial statements, the assets and liabilities from the Group’s operations abroad are converted to Pesos by application of the foreign exchange rates in force at the end of each fiscal year being reported. Income and expense entries are converted at the average foreign exchange rate for each month, taking into account that the exchange rates oscillate significantly during that period. When this is the case, the exchange rates prevailing on the dates of the transactions are used then restated by application of the coefficients corresponding to the month they are accrued by application of the adjustment procedure described in Note 2.2. The foreign exchange gains/(losses), when applicable, are recognized as Other comprehensive income and are accumulated in Shareholders’ equity (and are attributed to minority interests, as applicable).

Exchange differences on monetary items are recognized in profit or loss in the year, net of the effect of inflation on the items that generated them, except those which resulted from foreign-currency denominated borrowings related to the assets under construction for their future productive use, which were included in the cost of such assets as they are considered as an adjustment to the interest expense related to such foreign-currency denominated borrowings.

In the consolidated financial statements, the assets and liabilities of the Group’s foreign operations are translated into Argentine pesos using exchange rates prevailing at the end of each fiscal year.

There are not Goodwill and adjustments to fair value arising from the acquisition of subsidiaries.

When an investment is sold or disposed of, any exchange difference is recognized in the statement of income as a gain or loss on sale/disposal.

Borrowing costs

3.6 Borrowing costs

Borrowing costs, net of the effect of inflation directly attributed attributable to the acquisition, construction or production of qualified assets that necessarily take a substantial period of time to get ready for their intended use or sale are capitalized as part of the cost of the pertinent asset, until such time as the assets are substantially ready for their intended use or sale.

Income earned on short-term investments in specific outstanding borrowings to be used in qualified assets is deducted from the costs of borrowings that may qualify for capitalization.

All the other borrowing costs are recognized in profit or loss in the period in which they are incurred, net of the effect of inflation on the liabilities that generated them.

Taxation

3.7 Taxation

Argentina

The Group recognizes income tax applying the liability method, which considers the effect of temporary differences between the carrying amount and tax bases of assets and liabilities and the tax loss carry forwards and other tax credits, which may be used to offset future taxable income, at the current statutory rate of 30% or 25% if used in 2020 or after.

Additionally, upon the determination of taxable profit, the Group calculates tax on minimum presumed income applying the current 1% tax rate to taxable assets as of the end of each year. This tax complements income tax. The Group’s tax liability will be the higher of the determination of tax on minimum presumed income and the Group’s tax liability related to income tax, calculated applying the current 30% income tax rate to taxable income for the year. However, if the tax on minimum presumed income exceeds income tax during one tax year, such excess may be computed as prepayment of any income tax excess over the tax on minimum presumed income that may be generated in the next ten years.

Under Law No. 25,063, dividends distributed, either in cash or in kind, in excess of accumulated taxable income as of the end of the year immediately preceding the dividend payment or distribution date, shall be subject to a 35% income tax withholding as a sole and final payment, except for those distributed to shareholders resident in countries benefited from treaties for the avoidance of double taxation, which will be subject to a minor tax rate.

Additionally, on September 20, 2013, Law No. 26,893 was enacted, establishing changes to the Income Tax Law, and determining, among other things, an obligation respecting such tax as a single and final payment of 10% on dividends paid in cash or in kind (except in shares) to foreign beneficiaries and individuals residing in Argentina, in addition to the 35% retention mentioned above. The dispositions of this Law came in force on September 23, 2013, the date of its publication in the Official Gazette. On July 22, 2016, Law No. 27,260 was enacted and, among other things, removed the aforementioned requirement.

Income tax expense represents the amount of the tax currently payable and deferred tax.

Paraguay

The Group recognizes income tax applying the liability method, which considers the effect of temporary differences between the carrying amount and tax bases of assets and liabilities and the tax loss carry forwards and other tax credits, which may be used to offset future taxable income, at the current statutory rate of 10%.

3.7.1.1 Current tax

The tax currently payable is based on taxable profit for the year. Taxable profit differs from ‘profit before tax’ as reported in the Consolidated Statement of Comprehensive Income because of items of income, or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Group’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the fiscal year.

3.7.1.2 Deferred tax

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. In addition, deferred tax liabilities are not recognized if the temporary difference arises from the initial recognition of goodwill.

The carrying amount of deferred tax assets is reviewed at the end of each fiscal year and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the fiscal year. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Group expects, at the end of the fiscal year, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset only if a) there is a legally enforceable right to offset by the tax authority and b) deferred tax assets and liabilities relate to income taxes levied by the same tax authority, having the Group the intention of settle assets and liabilities on a net basis.

Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries and associates, except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.

3.7.1.3 Current and deferred tax

Current and deferred tax are recognized in profit or loss, and included in comprehensive income.

Current and deferred tax are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity respectively. Where current tax or deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.

3.7.2. Personal assets tax – Substitute responsible

In Argentina, individuals and foreign entities, as well as their undistributed estates, regardless of whether they are domiciled or located in Argentina or abroad, are subject to personal assets tax of 0.25% of the value of any shares issued by Argentine entities, held at December 31 of each year. The tax is levied on the Argentine issuers of such shares, which must pay this tax in substitution of the relevant shareholders, and is based on the equity value (following the equity method), or the book value of the shares derived from the latest financial statements at December 31 of each year. Pursuant to the Personal Assets Tax Law, the Group is entitled to seek reimbursement of such paid tax from the applicable shareholders, using the method the Group considers appropriate.

In September 2016, the tax authority approved the exemption request for this tax payment for 2016, 2017 and 2018 for being a compliant taxpayer under Law N° 27,260/2016.

As of December 31, 2018 and 2017, the Company carries the following receivables in this respect 5,014,497 and 224,639, respectively.

3.7.3 Tax reform in Argentina

On December 29, 2017, Argentina enacted a comprehensive tax reform (Law No. 27,430) through publication in the Official Gazette. The Law is effective from January 1, 2018. Specifically, introduces amendments to income tax (both at corporate and individual levels), value added tax (VAT), tax procedural law, criminal tax law, social security contributions, excise tax, tax on fuels, and tax on the transfer of real estate.

At a corporate level, the law decreases the corporate income tax rate from 35% to 30% for fiscal years starting January 1, 2018 to December 31, 2019, and to 25% for fiscal years starting January 1, 2020 and onwards. The Law also establishes dividend withholding tax rates of 7% for profits accrued during fiscal years starting January 1, 2018 to December 31, 2019, and 13% for profits accrued in fiscal years starting January 1, 2020 and onwards. The new withholding rates apply to distributions made to shareholders qualifying as resident individuals or nonresidents.

Even though the combined effective rate for shareholders on distributed income (corporate income tax rates plus dividend withholding rates on the after tax profit) will be close to the prior 35% rate, this change is aimed at promoting the reinvestment of profits. Additionally, the Law repeals the “equalization tax” (i.e., 35% withholding applicable to dividends distributed in excess of the accumulated taxable income) for income accrued from January 1, 2018.

The Group has measured its deferred tax assets and liabilities as of December 31, 2018 by application of 30% or 25% tax rates according to the fiscal year in which the Group estimates that the timing differences that have been recognized shall be reverted.

In addition, the tax reform also introduced changes when it comes to the treatment of the levy of taxes on dividends. Law No. 27,260 was promulgated on July 22, 2016 which repealed the tax that would have been established in the year 2013 through Law No. 26,893 as Income tax as a one-offand final 10% payment over the distribution of dividends or earnings to foreign beneficiaries and to individuals residing in Argentina.

Revaluation of certain assets for tax porppuses:

The tax reform reinstates a tax on the dividends or earnings distributed to individuals, undivided estates and/or foreign beneficiaries applicable in accordance with the following guidelines:

•	When distributed dividends or earnings are generated in fiscal years starting from January 1, 2018 and December 31, 2019: such dividends are levied with a 7% tax rate.

•	When distributed dividends or earnings are generated in fiscal years starting as from January 1, 2020, such dividends are levied with a 13% tax rate.

Lastly, the so-called Tax Reform establishes that the update corresponding to the acquisitions or investments carried out as from January 1, 2018 shall be realized on the basis of percentage variations in the Consumer Price Index (CPI) supplied by the Argentine’s official statistics bureau (INDEC) which shall be reflected in a higher tax reduction associated to the amortization of such acquisitions and, in turn, to an increased computable cost in the case of sales.

Pursuant to Law No. 27,430, the Tax Reform Law, an optional regime was established pursuant to which the Companies shall be allowed to revalue, for tax purposes, exceptionally and on a one-off basis, the fixed assets situated, placed or used for profit in Argentina and allocated to the generation of taxable income.

The exercise of the tax revaluation option shall be levied with a Special Tax to be applied on the amount of the revaluation, concerning all the revalued assets, through the application of the following tax rates:

•	Real property that are not inventories: 8%

•	Real property that are inventories: 15%

•	Personal property susceptible of depreciation and the rest of the assets: 10%

In order to calculate Income Tax, the special tax that must be paid shall not be deductible as an expense and the income generated by the revaluation amount shall be exempted and shall not be computed for purposes of the Equalization Tax. In much, the same manner the revaluation amount shall not be computable in the assessment of the minimum presumed income tax concerning fiscal period 2018, which was the last year when the tax was levied.

As regards the assessment of Income tax for the fiscal periods following the option period (fiscal period 2017) the increase in the depreciation of revalued assets may be deducted as an expense, if applicable, determined in conformity with the years, quarters, unit values of exhaustion or other parameters calculated on the basis of the type of asset and method adopted in due time for assessing Income tax, remaining at the end of the option period. In addition, the respective asset can continue to be depreciated until total exhaustion of value or up to the moment of disposal based on the value of origin, method and useful life adopted in due time to assess Income tax.

In addition, the exercise of the option allows the value of fixed assets revalued as from fiscal 2018 to continue to be updated on the basis of the variation in the consumer price index – general level.

Should a revalued asset be sold, the residual value of the original value acquired or constructed plus the residual value of the revaluation amount may be deducted as cost for tax purposes. This notwithstanding, if the disposal takes place in any of two fiscal periods immediately following the period of the option, the amount of the revaluation (net of depreciations) will be reduced by 60% or 30%, depending on whether the asset has been sold in the first fiscal year or the second fiscal year, respectively.

The exercise of the tax revaluation option implies waiving the right to bring actions in court or before administrative authorities whereby a claim is asserted for tax purposes for the enforcement of update procedures of any nature, concerning the fiscal period when the option is exercised of the fiscal periods in which the revaluation amount is computed or included as a computable cost in the assessment of Income Tax. (see note 43)

Property, plant and equipment

3.8 Property, plant and equipment

Property, plant and equipment held for being used in the production or supply of goods and services, or for administrative purposes, are carried at cost, restated in end-of-period currency in accordance with Note 2.2., less any depreciation and cumulative impairment loss.

The Company holds spare parts that will be used to replace parts of property, plant and equipment and that used to increase the asset’s useful life when it exceeds 12 months. These spare parts are classified in property, plant and equipment and not in invento

Lands were not depreciated.

Properties under construction for administrative, production, supply or other purposes are carried at cost, at cost restated in end-of-period currency in accordance with Note 2.2, less any recognized impairment loss. The cost included professional fees and, in the case of qualified assets, borrowing costs capitalized in accordance with the Group’s accounting policy. Depreciation of these assets, on the same basis as other property assets, commences when the assets are ready for their intended use.

Depreciation is recognized so as to write-off the cost of assets, except for land and properties under construction, over their useful lives, using the straight-line method or units of production. The estimated useful life and depreciation method are reviewed at the end of each year, with the effect of any changes in estimates being accounted for on a prospective basis.

The assets maintained under finance lease are depreciated over their useful life estimated equal to useful life of the assets under the lease, or, if the latter is shorter, over the term of the corresponding lease.

Gain or loss derived of the write-off or disposal of an item of Property, plant and equipment is determined as the difference between the obtained sale value and the book value, restated in end-of-period currency, and it is recognized in profit or loss.

Intangible assets

3.9 Intangible assets

Intangible assets with finite useful lives, acquired separately, are carried at cost, restated in end-of-period currency in the manner described in Note 2.2, less accumulated amortization and accumulated impairment losses, if any.

The method of amortization of Mining exploitation rights will be determined at the time it become used by the Company.

The estimated useful life and amortization method are reviewed at the end of the fiscal year, with the effect of any changes in estimate being accounted for on a prospective basis. Intangible assets with indefinite useful lives, acquired separately, are carried at cost, restated cost in end-of-periodcurrency in the manner discussed in Note 2.2., less accumulated impairment losses.

Derecognition of intangible assets

An intangible asset is derecognized on disposal, or when no future economic benefits are expected from use or disposal. Gains or losses arising from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, are recognized in profit or loss when the asset is derecognized.

Impairment of tangible and intangible assets

3.10 Impairment of tangible and intangible assets

At the end of the fiscal year, the Group reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indications exist, the recoverable amounts of the assets is estimated in order to determine the impairment loss (if any).

The Group estimated the recoverable amount of the cash-generating unit to which the asset belongs. Recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments at year-end of the time value of money considering the risks specific to the asset.

Intangible assets not yet available for use are tested for impairment at least annually, and whenever there is an indication that the asset may be impaired.

If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in profit or loss.

When an impairment loss subsequently reverses, the carrying amount of the asset (or a cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

Inventories

3.11 Inventories

Inventories are stated at the lower of acquisition cost restated in end-of-period currency in accordance with Note 2.2, or net realizable value. Costs of inventories are determined using the weighted average price method. The net realizable value is the estimated price of sale less estimated costs to conclude such sale.

Provisions

3.12 Provisions

Provisions are recognized when the Group have a present obligation (legal or constructive) as a result of a past event and it is probable that the Group will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation, at the end of the fiscal year, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the estimated cash flow for repayment of the existing obligation, its book value represents the current value of such cash flow.

When some or all of the economic benefits required to settle a provision are expected to be recovered, a receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

Environmental restoration

3.13 Environmental restoration

Under legal provisions, the land used for mining and quarries is subject to environmental restoration in Argentina.

The estimated present value of the asset retirement obligation is recorded as a long-term liability, with a corresponding increase in the carrying amount of the related asset, subject to depreciation. The liability recorded is increased each fiscal period due to the passage of time and this change is charged to net profit or loss. The asset retirement obligation can also increase or decrease due to changes in the estimated timing of cash flows, changes in the discount rate and/or changes in the original estimated undiscounted costs. Increases or decreases in the obligation will result in a corresponding change in the carrying amount of the related asset. Actual costs incurred upon settlement of the asset retirement obligation are charged against the asset retirement obligation to the extent of the liability recorded. The Company discounts the costs related to asset retirement obligations using the discount rate that reflects the current market assessment of the time value of money and risks specific to the liabilities that have not been reflected in the cash flow estimates. Asset retirement obligations are remeasured at each reporting period in order to reflect the discount rates in effect at that time.

In addition, the Group follows the practice of progressively restoring the spaces freed by the removal of quarries using the allowances created for such purposes.

Financial instruments

3.14 Financial instruments

Financial assets and financial liabilities are recognized when a group entity becomes a party to the contractual provisions of the instruments.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financials assets and financial liabilities (other than financial assets and liabilities at fair value through profit or loss) are added or deducted from the fair value of the financial assets of financial liabilities, as appropriate, on initial recognition. Transactions costs directly attributable to the acquisition of financial assets of financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

Financial assets

3.15 Financial assets

Financial assets are classified into the following specified categories: financial assets ‘at fair value through profit or loss’ (FVTPL), ‘held-to-maturity’ investments, ‘available-for-sale’ (AFS) financial assets and ‘loans and receivables’. The classification depends on the nature and purpose of the financial assets and is determined at the time of initial recognition. All regular way purchases or sales of financial assets are recognized and derecognized on a trade date basis. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.

i) Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss (“FVTPL”) are financial assets held for trading. Financial assets are included in this category whether acquired primarily to be sold in the immediate future.

Financial assets at FVTPL are stated at fair value, with any gains or losses arising on remeasurement recognized in profit or loss. The net gain or loss recognized in profit or loss incorporates any dividend or interest earned on the financial asset and is included in the ‘other gains and losses’ line item. Fair value is determined in the manner described in note 34.

ii) Effective interest method

The effective interest method is a method of calculating the amortized cost of a debt instrument and of allocating interest income over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the debt instrument, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.

Income is recognized on an effective interest basis for debt instruments other than those financial assets classified as at FVTPL.

iii) Loans and receivables

The loans and receivables are non-derivative financial assets with fixed or determinable payments which are not quoted in an active market, are classified as current assets, except when they mature more than 12 months from the balance sheet date, in which case they are classified under non-current assets. Trade receivables and other receivables are included in this category.

The assets under accounts receivable are recorded at their amortized cost by applying the effective interest method, net of any allowance for impairment, if applicable.

iv) Financial assets held-to-maturity

These are non-derivative financial assets whose payments have a fixed or determinable amount and with a set maturity date and the entity have both the effective intention and the capacity to hold them until maturity. If the Company sells a significant amount of financial assets held to maturity, the whole account should be reclassified as available for sale.

Subsequent to initial recognition, held-to-maturity investments are measured at amortized cost using the effective interest method less any impairment.

v) Unconsolidated Ferrocarril Roca Management Trust

The 100% interest in the Ferrocarril Roca Management Trust is valued at cost, restated in end-of-year currency in accordance with Note 2.2, taking into account the value of contributions made, net of trust expenses, including the financial income accrued as of the balance sheet date.

This unconsolidated structured entity refers to the entity which is not controlled by the Company (Note 39).

As of December 31, 2018 and 31, 2017, the Company´s participation in the unconsolidated trust is as follows:

As of	12.31.2018	12.31.2017	12.31.2016
Current assets	55,987,087	75,465,680
Current liabilities	73,810	1,486,645

Equity	55,913,277	73,979,035

Loss for the year (1)	(5,667,035)	(28,982,971)	(16,737,111)

(1)	Considering the effect of aplication of IAS 29

vi) Financial assets available for sale

Financial assets that are either designated as assets held for sale (“AFS”) or are not classified as (a) loans and receivables, (b) held-to-maturity investments or (c) financial assets at fair value through profit or loss.

Such financial assets are measured at fair value, with any gain or loss recognized under other comprehensive income. Upon sale or impairment of the asset, the accumulated gain or loss previously recognized in other comprehensive income is reclassified under income for the year. These financial assets are classified as other non-current financial assets, except those with a maturity of less than 12 months from the balance sheet date, which are classified as current assets. The Company does not hold financial assets available for sale.

vii) Impairment of financial asset

Financial assets other than those valued at fair value with changes to profit or loss, are assessed for indicators of impairment at the end of each reporting period. Financial assets are considered to be impaired when there is objective evidence that, as a result of one or more events that occurred after the initial recognition of the financial asset, the estimated future cash flows of the investment have been affected.

The objective impairment evidence should include:

•	Significant financial difficulties of the issuer or obligor; or

•	Default on contract clauses, such as non-payment or late payment of interest or principal; or

•	The borrower is likely to file for bankruptcy or any other form of financial reorganization; or

•	The disappearance of an active market for that financial asset because of financial difficulties.

For certain categories of financial assets, such as trade receivables, where the impairment test on the asset has been assessed on an individual basis and found that the asset is not individually impaired, such asset is to be included in the collective impairment test. The objective evidence of an accounts receivable portfolio being impaired includes the past experience of the Company regarding receivable collection, as well as any changes that are evident in the local and national economic conditions related to payment default.

For financial assets carried at amortized cost, the amount of the impairment loss recognized is the difference between the asset’s carrying amount and the present value of estimated future cash flows, discounted at the financial asset’s original effective interest rate.

For financial assets that are carried at cost, the amount of the impairment loss is measured as the difference between the asset’s carrying amount and the present value of the estimated future cash flows discounted at the current market rate of return for a similar financial asset. Such impairment loss will not be reversed in subsequent periods.

The carrying amount of the financial assets is directly written down by the impairment loss, except for trade receivables where the book value is written down through an allowance for bad debts. Where a trade receivable is considered a bad debt, it is written off against the allowance. The changes in the carrying value of the allowance for bad debts is recognized in the statement of comprehensive income.

For financial assets measured at amortized cost, if, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the previously recognized impairment loss is reversed through profit or loss to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized.

viii) Derecognition of a financial asset

The Company shall derecognize a financial asset only when the contractual rights on the financial assets cash flows expire and transfer the substantial risks and advantages inherent to ownership of the financial asset. If the Company does not transfer or retain substantially all the risks and advantages inherent to the ownership and retains the control over the asset transferred, the Company shall recognize its interest in the asset and the associated obligation at the amounts payable. If the Company retains substantially all the risks and advantages inherent to property on the transferred financial asset, the Company shall continue to recognize the financial asset and shall also recognize a collateral loan for the receipts.

On derecognition of a financial asset in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received and receivable and the cumulative gain or loss that had been recognized in other comprehensive income and accumulated in equity is recognized in profit or loss.

On derecognition of a financial asset other than in its entirety (e.g. when the Group retains an option to repurchase part of a transferred asset), the Group allocates the previous carrying amount of the financial asset between the part it continues to recognize under continuing involvement, and the part it no longer recognized on the basis of the relative fair values of those parts on the date of the transfer. The difference between the carrying amount allocated to the part that is no longer recognized and the sum of the consideration received for the part no longer recognized and any cumulative gain or loss allocated to it that had been recognized in other comprehensive income is recognized in profit or loss. A cumulative gain or loss that had been recognized in other comprehensive income is allocated between the part that continues to be recognized and the part that is no longer recognized on the basis of the relative fair values of those parts.

Financial liabilities and equity instruments

3.16 Financial liabilities and equity instruments

i)	Classification as debt or equity

Debt and equity instruments issued by a group entity are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangement and the definitions of a financial liability and an equity instrument.

ii)	Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by a group entity are recognized at the proceeds received, net of direct issue costs.

Repurchase of the Company’s own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Company’s own equity instruments.

Capital stock and other capital related accounts

a)	Capital stock and share premium

It is composed by contributions made by the shareholders.

Capital stock is represented by shares and includes subscribed shares at their nominal value.

b)	Adjustment to capital

Adjustment to capital recognize the effects of changes in the purchasing power of the Argentine peso until December 31, 2018 applying the procedure described in Note 2.2. Capital stock account has been maintained at its nominal value and the adjustment deriving from the restatement mentioned before, has been disclosed in Adjustment to capital account.

Adjustment to capital may not be distributed in cash or in kind. However, it can be capitalized by issuing additional shares. In addition, this adjustment may be used to settle accumulated losses, according to absorption of cumulative losses order, as explained below, in “Accumulated earnings”.

c)	Merger premiums

These pertain to the recognition of the premiums originated in mergers, mainly from the merger with Ecocemento S.A. and Compañía de Servicios a la Construcción S.A. in 2002 and 2010, respectively. The balances as of December 31, 2014 derives from merges prior to the adoption of IFRS. The merger for 2015 was recognized to book values.

Merger premium balances were restated in year-end currency by application of the adjustment procedure described in Note 2.2. on the basis of the respective merger dates.

d)	Other capital adjustments

In the year ended December 31, 2016, it was included in this caption an amount of 743,298,310 related to the excess of the consideration for the 16% equity interest –in Yguazú Cementos S.A. acquired to InterCement Brasil S.A. (related party) over the book values recorded by such entity (Note 16).

During the year ended December 31, 2017, the Company accounted for the acquisition of the 2.36% of equity share in Cofesur S.A.U., which was approved by Government in March 2017. Since the Company had acquired such participation from Camargo Correa S.A., it applied its accounting policy for acquisitions of entities under common control and recognized the participation at their carrying amount, being the excess of the purchase price over such amount disclosed in Equity under the caption adjustments in Owners´ contributions.

Legal reserve

In accordance with the provisions of Law No. 19,550, the Company has to appropriate to the legal reserve no less than 5% of the sum of net income for the year adjusted by any amount that could have been transferred form accumulated other comprehensive income (loss) to retained earnings plus any adjustment recognized directly in retained earnings, until such reserve reaches 20% of the subscribed capital plus adjustment to capital.

The Legal reserve has been maintained at nominal value at January 1, 2016 and, as from that moment, it has been restated in end-of-year currency by application of the adjustment procedure described in Note 2.2, considering the movements taking place each fiscal year.

Environmental reserve and Future dividends reserve

Corresponds to the allocation made by the Company´s Shareholders’ meeting, whereby a specific amount is transferred to the reserve environmental issues and for future dividends, respectively. These two reserves have been maintained at nominal value at January 1, 2016 and, as from that moment, they have been restated in end-of-year currency by application of the adjustment procedure described in Note 2.2. considering the movements for each fiscal year.

Other comprehensive income

Includes income and expenses recognized directly in equity accounts and the transfer of such items from equity accounts to the income statement of the year or to retained earnings, as defined by IFRS.

a)	Cash flow hedging reserve

Corresponds to the reserve generated by the financial instruments designated as hedging.

b)	Exchange differences on translating foreign operations

Corresponds to the reserve generated by the conversion of the financial statements of the subsidiary Yguazú Cementos S.A. into the Company’s presentation currency, as indicated in note 3.5.

Retained earnings

Includes accumulated gains or losses without a specific appropriation that being positive can be distributed upon the decision of the Shareholders’ meeting, while not subject to legal restrictions. Additionally, it includes the net profit of previous years that was not distributed, the amounts transferred from other comprehensive income and adjustments to income of previous years produced by the application of new accounting standards.

Unappropriated results as of January 1, 2016 were determined by detracting them from shareholders’ equity and from then onwards they were stated in end-of-year currency by application of the adjustment procedure described in Note 2.2. considering the movements taking place each year.

Non-controlling interests

Corresponds to the interest in the net assets acquired and net income of:

•	As of December 31, 2018 and 2017: Yguazú Cementos S.A. (49%) and Ferrosur Roca S.A. (20%), representing the rights on shares that are not owned by Loma Negra C.I.A.S.A.

iii)	Financial liabilities

Financial liabilities are classified as either financial liabilities at FVTPL or other financial liabilities.

Financial liabilities at fair value through profit or loss

A financial liability at fair value with changes through profit or loss is a financial liability classified either as held for trading or at fair value with changes through profit or loss. A financial liability is classified as held for trading if:

a) It is acquired or incurred principally for the purpose of selling or repurchasing it in the near term; or

b) It is part of a portfolio of identified financial instruments that are managed together and, at a later date, there arises evidence for the first time of a recent actual pattern of short-term profit taking; or

c) It is a derivative, except for a derivative that is a designated and effective hedging instrument.

Financial liabilities at FVTPL are stated at fair value, with any gains or losses arising on remeasurement recognized in profit or loss. The net gain or loss recognized in profit or loss incorporates any interest paid on the financial liability and is included in the ‘other gains and losses’ line item. Fair value is determined in the manner described in note 34.

A financial liability other than a financial liability held for trading or contingent consideration that may be paid by an acquirer as part of a business combination may be designated as at FVTPL upon initial recognition if:

•	such designation eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise; or

•

the financial liability forms part of a group of financial assets or financial liabilities or both, which is managed and its performance is evaluated on a fair value basis, in accordance with the Group’s documented risk management or investment strategy, and information about the grouping is provided internally on that basis; or

•	it forms part of a contract containing one or more embedded derivatives, and IAS 39 permits the entire combined contract to be designated as at FVTPL.

Other financial liabilities

Other financial liabilities, including borrowings and trade and other payables, are initially recognized at fair value, net of costs directly attributable to their acquisition (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts)

Subsequent to initial recognition, other financial liabilities are measured at amortized cost using the effective interest method, with interest income recognized based on the effective yield.

Financial liabilities are classified as current liabilities unless the Company has an unconditional right to defer its settlement for more than 12 months from the balance sheet date.

Incentive program

On February 24, 2018, the Board of Directors approved the implementation of an incentive program calculated on the basis of the Company’s ADS (the “Program”). The purpose of this Program is to attract and retain certain high-ranking employees who satisfy certain admissibility criteria, in the search for aligning the Company’s and its shareholders’ long-term interest.

The Program consists in granting options over a quantity of the Company’s virtual ADS (which shall not be shares issued in the terms of the Argentine General Companies’ Law) (the “Virtual Shares”) granted in the framework of an annual plan to grant options (the “Plan”) together with the option to exercise the benefits granted under the Program with respect to the quantity of Virtual Shares granted (the “Option”) which is formalized through the execution and delivery of the plan by the Company and the participant (the “Date of Grant”). The Purpose of Granting the Plan shall be an economic benefit on a given quantity of Virtual Shares that consists in the difference between the value of each Virtual Share in US Dollars at the date of exercising the Option minus the value of each Virtual Share in US Dollars at each Date of Option Grant, multiplied by the quantity of Virtual Shares exercised and converted into Argentine Pesos in accordance with the average of the official quotation between the purchase and sale of the last 60 days before the date of payment of the benefit. The Date of exercise of the Options may be from the Date of Grant and at the expiration of the second anniversary up to 34%; after the third anniversary 67% and at the end of the fourth anniversary, 100%. The term for exercising the options shall be of up to a maximum term of 5 years from the Date of Grant and the Economic Benefit shall have established certain limits for each Participant defined in each Plan. In addition, the Program establishes grounds for forfeiture of the Options as, for instance, resignation, dismissal for cause, retirement or no-cause dismissal with some possible exceptions. On annual basis, in each Plan a certain quantity of Participants will be approved, the quantity of Virtual Shares to be granted, the dates of grant of the Options and the Date of the Grant.

With respect to the 2018 Plan, the Board of Directors approved the grant of 215,307 Virtual Shares amongst several Participants, establishing limits on exercise in each one of the cases, which was communicated to the participant in 2019.

iv) Financial liabilities in foreign currency

The fair value of financial liabilities denominated in foreign currency is determined in that foreign currency and then translated at the exchange rate prevailing at the end of each reporting period. The foreign currency component forms part of its profit or loss at fair value. As regards financial liabilities classified as fair value with changes through profit or loss, the foreign currency component is recognized in profit and loss.

In the case of debt instruments denominated in foreign currency classified at amortized cost, determination of exchange differences is based on the asset amortized cost and recognized under “Exchange differences” (note 10), “Financial income” to the Statement of Comprehensive Income.

v) Derecognition of a financial liability

The Company shall derecognized a financial liability if, and only if, the Company’s liabilities expire, are discharged or satisfied. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

Derivative financial instruments

3.17 Derivative financial instruments

Liabilities are recognized for the benefits accrued in favor of employees with respect to the salaries and wages, annual vacations and leaves of absence due to diseases in the period in which the service is rendered in connection with the non-discounted amount of the benefits expected to be paid in exchange for such service.

Liabilities are recognized in connection with short-term employee benefits measured at the non-discounted amount of the benefits that are expected to be paid in connection with the related service.

The liabilities recognized with respect to other long-term employee benefits (termination payment plans, which stem from plans that are specific to the employees who leave the Company and receive a compensation agreed to be paid in installments) are measured at the present value of estimated future cash outflows expected to be realized by the Group.